Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Numerator:
Net loss	$ (7,565,685)	$ (7,025,538)	$ (4,287,757)	$ (770,677)	$ (14,591,223)	$ (5,058,434)	$ (27,545,255)
Numerator for basic earnings per share - loss available to common shareholders	$ (7,565,685)		$ (4,287,757)		$ (14,591,223)	$ (5,058,434)	$ (27,545,255)
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	128,658,540		28,065,385		128,570,426	36,463,393	48,714,099
Dilutive effect of warrants and options
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	128,658,540		28,065,385		128,570,426	36,463,393	48,714,099
Basic loss per common share	$ (0.06)		$ (0.15)		$ (0.11)	$ (0.14)	$ (0.57)
Diluted loss per common share	$ (0.06)		$ (0.15)		$ (0.11)	$ (0.14)	$ (0.57)